SHAREHOLDERS' EQUITY (Schedule of service-based stock options) (Details) - Performance Based Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Number of Performance based options
Outstanding, Beginning	592,511
Granted	112,500
Exercised	(175,644)
Cancelled	(21,901)
Outstanding, Ending	507,466	592,511
Exercisable	0
Vested and expected to vest	493,272
Weighted average Exercise price
Outstanding, Beginning	$ 0.51
Granted	0.01
Exercised	1.71
Cancelled	0.01
Outstanding, Ending	0.01	$ 0.51
Exercisable	0
Vested and expected to vest	$ 0.01
Weighted average Remaining contractual term (in years)
Outstanding	77 years	70 years 7 months 20 days
Exercisable	0 years
Vested and expected to vest	0 years
Aggregate intrinsic value
Outstanding, Beginning	$ 14,690
Exercised	5,982
Outstanding, Ending	15,564	$ 14,690
Exercisable
Vested and expected to vest	$ 30,693